INVENTORIES	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
ESG [Member]
INVENTORIES

NOTE 6: INVENTORIES

Inventories consisted of the following:
	June 30, 2023	December 31, 2022
Raw materials	$385,798	$867,543
Finished goods	32,345	34,013
Work in progress - compost	64,405	67,727
- growing mushrooms	150,626	158,395
Total	$633,174	$1,127,678

NOTE 6: INVENTORIES

Inventories consisted of the following:

December 31,	2022	2021
Raw materials	867,543	576,936
Finished goods	34,013	-
Work in progress - compost	67,727	66,990
- growing mushrooms	158,395	177,676
Total	1,127,678	821,602